UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                -------------

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Macquarie Fund Adviser, LLC
Address:  125 West 55th Street
          New York, NY 10019
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Form 13F File Number: 28-11525
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Diana Bergherr
Title:   Chief Compliance Officer
Phone:   212-231-1571

Signature, Place, and Date of Signing:


/s/ Diana Bergherr
--------------------
Diana Bergherr                   New York, NY                    August 8, 2006
[Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                   ------------

Form 13F Information Table Entry Total:      6
                                        -----------

Form 13F Information Table Value Total:      123,189
                                        ----------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
                                               FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2         COLUMN 3    COLUMN 4    COLUMN 5            COLUMN 6     COLUMN 7   COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                                                        VALUE       SHS OR  SH/ PUT/    INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP       (X$1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE SHARED NONE

Ameren Corp                common           023608102     17,539              347,300   sole          347,300               Sole
AmeriGas Partners LP       Unit LP Int      030975106     27,264              926,700   sole          926,700               Sole
Consolidated Edison        common           209115104      9,777              220,000   sole          220,000               Sole
Enbridge Energy Partners   common           29250R106      5,888              135,200   sole          135,200               Sole
Kinder Morgan Energy       common           494550106     29,414              640,000   sole          640,000               Sole
Magellan Midstream         common           559080106     33,307              980,200   sole          980,200               Sole
